Note 7 - Notes Payable and Convertible Note Payable (Details Textual)				12 Months Ended
	Mar. 28, 2021 USD ($) $ / shares	Jun. 25, 2020 USD ($)	Mar. 30, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Gain (Loss) on Extinguishment of Debt				$ 10,750
Convertible Notes Payable, Current					$ 1,210,000	$ 1,210,000	$ 1,210,000
Oklahoma Oil and Gas Assets [Member] | Pure and ZQH [Member]
Business Combination, Consideration Transferred		$ 1,000,000
Notes Issued for Acquisition [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 1.00
Interest Payable		10,000				22,183	22,882
Notes Payable		1,060,000		$ 1,160,000
Note Payable, Monthly Increase		50,000
Note Payable, Monthly Increase, Maximum Amount		$ 200,000
Note Principal, Accrued Interest				200,000			50,000
Debt Instrument, Periodic Payment				$ 100,000
Debt Instrument, Monthly Interest Rate				1.00%
Convertible Notes Payable, Current					$ 1,210,000	$ 1,210,000	$ 1,210,000
Notes Issued for Acquisition [Member] | Pure and ZQH [Member]
Debt Instrument, Periodic Payment, Interest	$ 10,083
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 1.00
Debt Instrument, Percentage of Annual Interest on Purchased Price, Compounded Monthly	1.00%
Notes Payable, Other Payables [Member] | Promissory Notes Payable [Member] | ZHQ Holdings, LLP and Pure Oil & Gas, Inc [Member]
Debt Instrument, Face Amount			$ 50,000
Debt Instrument, Periodic Payment, Interest			$ 50
Debt Instrument, Convertible, Number of Equity Instruments | $ / shares			50,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 1
Notes Payable, Other Payables [Member] | Promissory Notes Payable [Member] | ZHQ Holdings [Member]
Debt Instrument, Percentage of Total Debt Loaned			75.00%
Notes Payable, Other Payables [Member] | Promissory Notes Payable [Member] | Pure Oil & Gas, Inc [Member]
Debt Instrument, Percentage of Total Debt Loaned			25.00%